Consolidated Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (5,082,352)	$ (9,918,107)	$ (10,102,266)	$ (2,907,828)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,862,000	8,966,850	8,966,850	2,100,000
Loss on disposition of digital currency and digital currency assets			0	2,029
Series C Preferred stock-based compensation	696,000	0
Impairment loss on digital assets			0	6,125
Non-cash lease expenses	59,760	52,058	71,349	44,647
Depreciation and amortization	190,247	186,306	248,510	15,862
Amortization of debt discount	72,996	0
Changes in operating assets and liabilities:
Loss on settlement of debt	882,279	0
Accounts receivable	(2,473)	(182,308)	(427,433)	0
Inventory	(40,946)	(70,033)	101,092	(114,645)
Digital currency			0	(46,976)
Prepaid expense	(32,388)	(14,590)	(10,431)	(240)
Contribution inventory - related party	0	14,460
Related party advances funding operating expense	6,495	222,529	246,425	155,919
Accounts payable and accrued liabilities	127,827	(25,243)	(32,827)	76,657
Operating lease liabilities	(59,260)	(51,858)	(70,849)	(40,000)
Net Cash used in Operating Activities	(1,319,815)	(819,936)	(1,211,764)	(708,450)
Cash Flows from Investing Activities:
Purchase of equipment	0	(2,231)	(4,015)	(5,350)
Share capital - Mighty Fire Breaker UK Limited			0	1
Net Cash used in Investing Activities	0	(2,231)	(4,015)	(5,349)
Cash Flows from Financing Activities:
Proceed from convertible note	1,031,320	0	0	35,000
Proceeds from loan - related party	0	305,000	307,500	784,484
Deferred offering cost	(57,131)	0
Repayment of loan- related party	(60,000)	0	(125,000)	(55,720)
Proceed from issuance Series C Preferred Stock	165,000	907,600	907,600	0
Proceed from stock subscription			500,000	0
Proceeds from promissory note			120,000	0
Proceeds from promissory note	0	120,000
Net Cash provided by Financing Activities	1,079,189	1,332,600	1,710,100	763,764
Change in cash	(240,626)	510,433	494,321	49,965
Cash, beginning of period	549,755	55,434	55,434	5,469
Cash, end of period	309,129	565,867	549,755	55,434
Supplemental Disclosure Information:
Cash paid for interest	0	0	0	0
Cash paid for taxes	0	0	0	0
Non-Cash Financing Disclosure:
Common stock issued for services	1,862,000	146,850	146,850	70,000
Series C Preferred stock issued for services	696,000	0
Common stock issued upon conversion of Series C Preferred stock	0	300	300	1,000
Common stock issued for stock to be issued - management	180,000	0	180,000	0
Issuance of Series C Convertible Preferred stock for acquisition of Mighty Fire Breaker			0	4,200,000
Common stock issued for conversion and settlement of debt	1,085,148	0
Debt forgiveness - related party			0	9,355
Series C Preferred stock issued for subscription received	500,000	0
Reclassification of due to related party to convertible note			19,000	0
Cancellation comment stock - related party	6,500	0
Contribution inventory - related party			14,460	0
Warrants issued in conjunction with convertible debts	471,209	0
Issuance Series C Convertible Preferred stock for services - related party			8,640,000	0
Reclassification of due to related party to convertible note	0	19,000
Repayments of related party loans using digital currency			0	47,350
Contribution inventory - related party		14,460
Right -of-use assets obtained in exchange for new operating lease liabilities	0	161,665	$ 161,665	$ 0
Issuance Series C Preferred stock for services - related party	$ 0	$ 8,640,000